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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
Check here if Amendment [_]; Amendment Number:
                                                -----------

This Amendment (Check only one.):   [_] is a restatement.
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     First Reserve GP XI, Inc.
Address:  One Lafayette Place, 3rd Floor
          Greenwich, CT 06830

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Anne E. Gold
Title:    Chief Compliance Officer, Secretary
Phone:    203-661-6729

Signature, Place, and Date of Signing:

     /s/ Anne E. Gold             Greenwich, CT                2/14/2012
--------------------------   ------------------------   ------------------------
       [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          2

Form 13F Information Table Entry Total:     2

Form 13F Information Table Value Total:     $1,768,624
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number       Name

01        None                       First Reserve GP XI, L.P.

02        None                       William E. Macaulay

                                        2

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                           FORM 13F INFORMATION TABLE

                                                                                                             VOTING AUTHORITY
                                                  VALUE      SHARES /  SH / PUT / INVESTMENT   OTHER  ------------------------------
    NAME OF ISSUER     TITLE OF CLASS   CUSIP    (x$1000)    PRN AMT   PRN  CALL  DISCRETION MANAGERS    SOLE       SHARED   NONE
---------------------- -------------- --------- ---------- ----------- ---  ----- ---------- -------- ----------- -------- ---------
COBALT INTL ENERGY INC COM            19075F106  1,151,328  74,183,499  SH           OTHER    01, 02   74,183,499       0      0

CRESTWOOD MISTREAM     COM UNITS      226372100    617,296  19,448,509  SH           OTHER    01, 02   19,448,509       0      0
PARTNERS L.P.          REPSTG